Item B.14 Provision of Financial Support
Disclosure
BlackRock Multi-Sector Income Trust
(BIT)

In connection with a previous write-down of the value of a loan made by BlackRock
Multi-Sector Income Trust's ("BIT" or the
"Fund") to Aviron Capital, LLC ("Aviron"),
BlackRock, Inc. ("BlackRock"), as advisor to the Fund, took a number of actions to recover value for BIT. As part of that process, BlackRock contributed
$25,000,000 to the Fund as of the close of business on April 3, 2020. This $25,000,000 payment was equal to BlackRock's insurance deductible.

Name of
issuer
Aviron
Capital, LLC
Title of the
issue or
description
of the
investment.
Aviron
Capital, LLC
2017 Term
Loan
Other
identifier
BRTBKRZM7
Maturity
date
07/17/2020
Annualized
rate
15%